Stock-based compensation - Performance and deferred stock unit plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	319,688	431,714
Granted (in shares)	204,303	101,597
Vested/ redeemed (in shares)	(61,935)	(213,623)
Forfeited (in shares)	(50,674)
Ending balance (in shares)	411,382	319,688
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 19.32	$ 12.47
Granted (in CAD per share)	26.32	25.62
Vested (in CAD per share)	20.14	8.48
Forfeited (in CAD per share)	20.14
Outstanding, end of period (in CAD per share)	$ 22.57	$ 19.32
Deferred stock units (DSUs) | Deferred stock unit plan
Number of units
Beginning balance (in shares)	765,636	1,020,213
Granted (in shares)	35,945	31,575
Vested/ redeemed (in shares)	0	(286,152)
Ending balance (in shares)	801,581	765,636